Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Service revenues	₱ 201,832	₱ 195,344	₱ 184,680
Non-service revenues	9,121	9,018	7,506
Revenues	210,953	204,362	192,186
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	94,994	95,060	98,512
Revenues	103,718	103,482	105,492
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	93,365	93,029	95,619
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	1,629	2,028	2,889
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	0	3	4
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	8,724	8,422	6,980
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	106,838	100,284	86,168
Non-service revenues	397	596	526
Revenues	107,235	100,880	86,694
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	25,160	22,249	20,222
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	81,509	77,889	65,796
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	169	146	150
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	395	495	454
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	₱ 2	₱ 101	₱ 72